LVIP Western Asset Core Bond Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.70%
•Fannie Mae Connecticut Avenue Securities Series 2014-C04 1M2 5.01% (LIBOR01M + 4.90%) 11/25/24	2,212,259	$ 2,274,413
Fannie Mae REMICs
*•Series 2010-100 SV 6.52% (6.63% minus LIBOR01M) 9/25/40	1,812,099	424,294
*•Series 2010-134 SK 5.94% (6.05% minus LIBOR01M) 6/25/38	74,601	295
*Series 2012-101 BI 4.00% 9/25/27	107,288	6,059
*•Series 2013-124 SB 5.84% (5.95% minus LIBOR01M) 12/25/43	403,683	74,074
*•Series 2013-54 BS 6.04% (6.15% minus LIBOR01M) 6/25/43	139,413	31,599
*•Series 2016-61 BS 5.99% (6.10% minus LIBOR01M) 9/25/46	2,354,666	416,977
*•Series 2017-76 SB 5.99% (6.10% minus LIBOR01M) 10/25/57	1,900,882	370,914
*•Series 2017-85 SC 6.09% (6.20% minus LIBOR01M) 11/25/47	407,396	72,453
Series 2020-47 GZ 2.00% 7/25/50	812,080	730,910
*Fannie Mae REMICs
Series 2020-56 DI 2.50% 8/25/50	1,142,358	188,093
Series 2020-57 NI 2.50% 8/25/50	870,538	129,970
Freddie Mac REMICs
*•Series 3973 SA 6.38% (6.49% minus LIBOR01M) 12/15/41	950,098	208,700
*•Series 4057 CS 5.94% (6.05% minus LIBOR01M) 4/15/39	282,861	1,946
Series 4793 CB 3.00% 5/15/48	1,573,748	1,655,159
Series 4793 CD 3.00% 6/15/48	1,106,625	1,163,884
Series 4813 CJ 3.00% 8/15/48	831,107	867,248
*Freddie Mac REMICs
Series 5010 IK 2.50% 9/25/50	644,107	95,853
Series 5010 JI 2.50% 9/25/50	1,443,149	236,088
Series 5013 IN 2.50% 9/25/50	591,260	103,694
Series 5018 MI 2.00% 10/25/50	1,181,398	167,653
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips
Series 334 S7 5.99% (6.10% minus LIBOR01M) 8/15/44	1,558,720	$ 300,484
Series 353 S1 5.89% (6.00% minus LIBOR01M) 12/15/46	622,878	123,541
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-DNA3 M2 2.61% (LIBOR01M + 2.50%) 3/25/30	2,070,000	2,107,772
GNMA
* 2.50% 10/20/50	395,783	62,113
* 2.50% 10/20/50	2,076,842	325,960
*•Series 2007-51 SG 6.47% (6.58% minus LIBOR01M) 8/20/37	215,163	42,371
Series 2010-42 PC 5.00% 7/20/39	56,954	58,080
*Series 2013-53 OI 3.50% 4/20/43	1,360,145	139,146
*•Series 2016-135 SB 5.99% (6.10% minus LIBOR01M) 10/16/46	366,935	91,854
*•Series 2016-21 ST 6.04% (6.15% minus LIBOR01M) 2/20/46	1,903,766	396,705
*Series 2016-84 IG 4.50% 11/16/45	2,854,976	503,152
*•Series 2017-H22 IC 2.64% 11/20/67	2,007,231	199,879
•Series 2018-H13 FC 0.42% (LIBOR01M + 0.30%) 7/20/68	627,872	628,907
GNMA
Series 2019-123 A 3.00% 10/20/49	262,128	264,672
*Series 2020-123 IL 2.50% 8/20/50	493,422	73,359
*Series 2020-123 NI 2.50% 8/20/50	1,478,354	223,829
*Series 2020-127 IN 2.50% 8/20/50	689,444	102,701
*Series 2020-129 IE 2.50% 9/20/50	589,710	88,120
*Series 2020-160 VI 2.50% 10/20/50	590,175	92,711
*Series 2020-47 MI 3.50% 4/20/50	1,508,717	242,341
*Series 2020-47 NI 3.50% 4/20/50	470,947	75,524
•Series 2020-H12 F 0.61% (LIBOR01M + 0.50%) 7/20/70	197,501	199,940
LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•Series 2020-H13 FA 0.56% (LIBOR01M + 0.45%) 7/20/70	593,138	$ 598,100
•Series 2020-H13 FC 0.56% (LIBOR01M + 0.45%) 7/20/70	179,152	180,656
Total Agency Collateralized Mortgage Obligations (Cost $16,052,311)		16,342,193
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.48%
Fannie Mae-Aces
2.50% 10/25/37	190,334	196,851
3.27% 2/25/29	640,000	706,081
3.45% 1/1/29	830,000	926,176
•Series 2013-M6 1AC 3.44% 2/25/43	83,135	92,071
*•Series 2015-M4 X2 0.44% 7/25/22	10,797,489	20,617
Series 2016-M11 AL 2.94% 7/25/39	330,464	338,247
Series 2018-M15 1A2 3.70% 1/25/36	1,200,000	1,327,153
•Series 2018-M9 APT2 3.12% 4/25/28	98,085	107,222
•Series 2019-M23 3A3 2.72% 10/25/31	599,689	630,377
Series 2019-M27 A2 2.70% 11/25/40	100,000	104,091
Series 2019-M4 A2 3.61% 2/25/31	330,000	375,020
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 X1 0.92% 8/25/26	27,358,870	1,204,004
Series K094 X1 0.88% 6/25/29	2,995,156	191,025
Series K094 XAM 1.15% 6/25/29	4,850,000	420,898
Series K095 XAM 1.24% 6/25/29	1,200,000	111,132
Series K101 X1 0.84% 10/25/29	1,197,238	75,165
Series K737 X1 0.64% 10/25/26	6,984,868	221,769
Series K741 X1 0.66% 12/25/27	3,000,000	103,617
Series KC05 X1 1.20% 6/25/27	1,575,966	76,746
GNMA
•Series 2013-107 AD 2.75% 11/16/47	770,382	810,682
*•Series 2013-50 IO 0.16% 10/16/48	14,483,635	133,816
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GNMA (continued)
*•Series 2013-74 IO 0.77% 12/16/53	38,006,824	$ 1,043,702
•Series 2014-17 AM 3.01% 6/16/48	11,906	12,746
*•Series 2016-128 IO 0.87% 9/16/56	12,688,114	691,618
*•Series 2017-145 IO 0.63% 4/16/57	3,346,992	162,243
*•Series 2017-157 IO 0.58% 12/16/59	2,622,925	129,706
*•Series 2017-8 IO 0.58% 8/16/58	2,819,033	121,962
*•Series 2020-109 AI 0.88% 5/16/60	2,363,195	183,231
*•Series 2020-184 IO 0.91% 11/16/60	2,984,602	254,183
*•Series 2021-22 IO 1.00% 5/16/63	2,194,764	197,409
*•Series 2021-37 IO 0.81% 1/16/61	2,995,444	237,599
Total Agency Commercial Mortgage-Backed Securities (Cost $12,364,304)		11,207,159
AGENCY MORTGAGE-BACKED SECURITIES–27.40%
Fannie Mae
2.26% 4/1/30	1,276,399	1,323,887
2.95% 7/1/27	1,441,104	1,560,618
3.04% 6/1/29	1,000,000	1,089,023
3.08% 1/1/28	2,670,000	2,909,163
3.16% 5/1/29	390,571	428,335
4.00% 8/1/56	7,705,154	8,629,795
4.00% 6/1/57	1,747,921	1,956,247
4.50% 9/1/57	2,174,831	2,499,065
4.50% 8/1/58	2,388,532	2,744,755
4.50% 1/1/59	226,402	258,178
*2.50% 2/25/51	7,361,021	1,211,935
Fannie Mae S.F. 15 yr
1.50% 12/1/35	487,938	491,350
2.50% 6/1/28	268,593	281,075
3.50% 4/1/32	2,766,063	3,019,496
4.00% 1/1/27	531,475	567,166
Fannie Mae S.F. 15 yr TBA 1.50% 4/19/36	24,700,000	24,811,513
Fannie Mae S.F. 20 yr
2.50% 9/1/36	697,733	717,987
2.50% 3/1/38	2,009,131	2,064,399
3.00% 2/1/36	1,417,598	1,490,275
3.00% 4/1/36	1,125,982	1,186,433
3.00% 12/1/36	571,274	603,367
3.00% 3/1/40	1,136,470	1,188,982
3.50% 3/1/37	190,698	204,590
3.50% 12/1/37	306,235	331,087

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
3.50% 8/1/39	291,095	$ 311,802
Fannie Mae S.F. 30 yr
2.00% 8/1/50	287,015	286,771
2.00% 9/1/50	289,094	288,849
2.00% 1/1/51	1,984,343	1,984,712
2.00% 2/1/51	9,576,315	9,584,431
2.00% 3/1/51	8,794,681	8,792,655
2.00% 4/1/51	3,700,000	3,697,660
2.50% 10/1/50	3,120,272	3,220,358
2.50% 11/1/50	2,637,833	2,713,514
2.50% 12/1/50	297,124	305,183
2.50% 1/1/51	8,833,455	9,094,120
2.50% 2/1/51	3,884,824	4,005,027
2.50% 3/1/51	1,198,782	1,235,654
2.50% 4/1/51	300,000	309,186
3.00% 9/1/46	99,708	105,182
3.00% 10/1/46	1,321,260	1,400,129
3.00% 11/1/46	1,608,369	1,690,889
3.00% 12/1/46	844,446	897,505
3.00% 1/1/47	9,763,817	10,388,924
3.00% 2/1/47	1,796,306	1,898,061
3.00% 9/1/48	419,894	441,213
3.00% 9/1/49	4,516,100	4,745,778
3.00% 10/1/49	4,184,921	4,354,062
3.00% 11/1/49	2,784,918	2,930,482
3.00% 1/1/50	1,673,591	1,746,933
3.00% 2/1/50	4,293,658	4,472,710
3.00% 4/1/50	320,021	336,877
3.00% 6/1/50	3,310,359	3,495,454
3.00% 7/1/50	476,408	505,091
3.00% 8/1/50	665,347	702,403
3.00% 9/1/50	1,222,758	1,296,006
3.50% 12/1/42	181,407	197,128
3.50% 3/1/43	1,425,274	1,547,917
3.50% 11/1/44	13,101,118	14,144,555
3.50% 2/1/45	184,219	199,513
3.50% 4/1/45	319,448	342,945
3.50% 12/1/46	1,900,679	2,041,416
3.50% 2/1/47	597,583	636,521
3.50% 5/1/47	5,112,405	5,460,770
3.50% 4/1/48	2,081,507	2,238,360
3.50% 11/1/48	7,446,243	7,948,582
3.50% 1/1/49	851,648	909,138
3.50% 2/1/49	60,449	64,906
3.50% 6/1/49	282,095	301,306
3.50% 7/1/49	4,163,717	4,448,206
3.50% 10/1/49	1,714,220	1,842,223
3.50% 12/1/49	646,901	690,983
3.50% 2/1/50	2,438,778	2,589,953
3.50% 6/1/50	9,129,509	9,708,415
3.50% 8/1/50	1,131,242	1,217,619
3.50% 9/1/50	437,355	462,500
4.00% 11/1/42	989,523	1,095,487
4.00% 10/1/44	13,779,117	15,250,494
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 4/1/47	116,223	$ 126,472
4.00% 5/1/47	3,595,159	3,884,931
4.00% 8/1/47	1,136,768	1,230,062
4.00% 9/1/47	1,520,453	1,640,235
4.00% 10/1/47	4,334,655	4,674,195
4.00% 12/1/47	134,340	144,825
4.00% 1/1/48	781,920	841,507
4.00% 9/1/48	2,950,893	3,175,996
4.00% 10/1/48	2,420,662	2,601,968
4.00% 11/1/48	566,088	608,116
4.00% 1/1/49	4,147,324	4,443,382
4.00% 5/1/49	340,349	369,560
4.00% 12/1/49	560,388	601,040
4.00% 7/1/50	1,559,744	1,681,855
4.50% 6/1/38	1,226,907	1,363,937
4.50% 6/1/39	1,061,989	1,197,434
4.50% 10/1/41	651,338	734,068
4.50% 1/1/42	2,456,510	2,754,457
4.50% 10/1/43	1,248,735	1,407,467
4.50% 3/1/44	6,846	7,649
4.50% 8/1/44	2,054,233	2,298,776
4.50% 3/1/46	1,749,482	1,974,339
4.50% 5/1/46	95,280	106,129
4.50% 6/1/47	2,158,152	2,370,426
4.50% 2/1/48	574,435	626,556
4.50% 5/1/48	4,757,773	5,219,346
4.50% 6/1/48	745,927	831,832
4.50% 7/1/48	1,012,925	1,124,542
4.50% 8/1/48	1,569,963	1,742,992
4.50% 9/1/48	482,782	526,039
4.50% 10/1/48	1,442,522	1,592,783
4.50% 11/1/48	789,274	874,136
4.50% 12/1/48	946,879	1,041,881
4.50% 1/1/49	81,973	89,890
4.50% 2/1/49	116,858	128,572
4.50% 5/1/49	1,441,684	1,589,694
4.50% 7/1/49	290,912	318,303
4.50% 8/1/49	161,178	176,350
4.50% 9/1/49	5,793,500	6,372,453
4.50% 10/1/49	848,644	925,340
4.50% 3/1/50	2,742,024	3,023,565
4.50% 5/1/50	615,382	671,512
5.00% 4/1/37	22,222	25,540
5.00% 5/1/48	245,430	273,567
5.00% 8/1/48	237,253	262,787
5.00% 9/1/48	1,927,040	2,181,497
5.00% 10/1/48	411,880	456,391
5.00% 11/1/48	2,725,256	3,020,208
5.00% 12/1/48	1,224,951	1,354,749
5.00% 9/1/49	3,059,389	3,446,526
5.00% 12/1/49	4,395,689	4,886,142
5.00% 3/1/50	832,290	921,517
5.50% 5/1/34	425,433	496,042
5.50% 9/1/36	566,325	659,847

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/38	1,726,742	$ 2,010,549
5.50% 1/1/39	644,708	754,153
5.50% 3/1/40	1,141,674	1,333,107
5.50% 3/1/41	578,996	675,120
5.50% 6/1/41	396,168	465,059
5.50% 7/1/41	1,237,354	1,447,447
6.00% 1/1/39	51,224	60,806
6.00% 10/1/39	676,837	808,615
6.00% 4/1/40	49,520	58,963
6.00% 10/1/40	234,609	279,348
6.00% 7/1/41	1,129,104	1,349,441
Fannie Mae S.F. 30 yr TBA
2.00% 4/14/51	71,000,000	70,866,876
2.50% 4/14/51	16,100,000	16,521,367
3.00% 4/1/51	100,000	104,160
*Freddie Mac REMICs 2.50% 1/25/51	1,984,133	345,624
Freddie Mac S.F. 15 yr
3.00% 9/1/32	283,955	300,015
3.00% 10/1/32	257,901	272,480
3.00% 9/1/33	40,876	43,209
3.00% 10/1/33	213,655	225,835
3.00% 12/1/33	74,693	78,925
Freddie Mac S.F. 20 yr
3.00% 6/1/36	127,217	133,746
3.00% 11/1/39	507,018	527,969
3.50% 1/1/38	1,209,583	1,305,877
4.50% 8/1/23	983,180	1,067,263
Freddie Mac S.F. 30 yr
2.00% 11/1/50	1,377,032	1,378,279
2.00% 2/1/51	5,582,679	5,584,139
2.00% 3/1/51	4,399,333	4,397,250
2.00% 4/1/51	1,300,000	1,298,757
2.50% 9/1/50	191,427	196,664
2.50% 10/1/50	978,845	1,010,238
2.50% 11/1/50	1,078,999	1,116,728
2.50% 12/1/50	2,267,283	2,346,969
2.50% 1/1/51	1,883,827	1,940,274
2.50% 2/1/51	698,776	720,074
2.50% 3/1/51	100,000	103,231
3.00% 6/1/46	292,029	307,982
3.00% 1/1/47	3,985,656	4,228,523
3.00% 9/1/47	2,612,107	2,776,633
3.00% 3/1/48	2,690,969	2,842,548
3.00% 9/1/48	65,558	69,573
3.00% 7/1/49	120,653	126,821
3.00% 9/1/49	2,163,754	2,281,611
3.00% 11/1/49	522,191	544,244
3.00% 12/1/49	1,769,632	1,848,537
3.00% 1/1/50	221,890	234,476
3.00% 2/1/50	2,795,713	2,932,266
3.00% 7/1/50	2,669,776	2,829,839
3.00% 8/1/50	296,240	310,420
3.00% 9/1/50	12,188,362	12,918,467
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 11/1/50	7,180,837	$ 7,597,480
3.50% 3/1/47	37,704	40,191
3.50% 7/1/47	3,763,287	4,028,499
3.50% 11/1/47	6,181,464	6,541,190
3.50% 12/1/47	2,479,321	2,629,980
3.50% 3/1/48	591,436	633,110
3.50% 2/1/50	357,203	382,102
3.50% 3/1/50	853,770	913,456
3.50% 4/1/50	567,619	610,454
3.50% 5/1/50	805,593	867,471
4.00% 8/1/44	30,466	33,513
4.00% 5/1/45	19,532	21,456
4.00% 9/1/45	18,457	20,265
4.00% 10/1/45	30,765	33,585
4.00% 11/1/45	24,345	26,579
4.00% 12/1/45	255,987	281,621
4.00% 9/1/46	392,720	426,688
4.00% 12/1/46	295,562	317,290
4.00% 6/1/47	59,469	64,284
4.00% 10/1/47	9,428,600	10,172,587
4.00% 1/1/48	855,071	919,462
4.00% 6/1/48	213,187	230,866
4.00% 4/1/49	1,872,926	2,040,497
4.00% 2/1/50	528,098	567,038
4.00% 3/1/50	362,923	392,363
4.50% 10/1/35	272,534	303,808
4.50% 5/1/47	912,658	1,002,191
4.50% 4/1/48	766,130	846,305
4.50% 3/1/49	3,936,085	4,337,886
4.50% 3/1/50	355,442	388,200
5.00% 7/1/47	331,090	370,308
5.00% 10/1/48	209,253	231,507
5.00% 11/1/48	251,874	278,438
5.00% 1/1/49	1,296,583	1,434,020
5.00% 3/1/50	1,940,269	2,147,382
•Freddie Mac Stacr Remic Trust
0.92% (SOFR + 0.90%) 12/25/50	1,980,779	1,982,145
1.61% (LIBOR01M + 1.50%) 8/25/50	289,313	289,455
•Freddie Mac STACR REMIC Trust 0.67% (SOFR30A + 0.65%) 1/25/51	1,250,000	1,249,241
•Freddie Mac Structured Agency Credit Risk Debt Notes 2.32% (SOFR + 2.30%) 8/25/33	1,180,000	1,180,473
*GNMA 2.00% 12/20/50	4,646,642	549,284
GNMA I S.F. 30 yr
3.00% 9/15/42	349,127	366,937
3.00% 10/15/42	69,587	73,267
3.50% 5/15/50	769,198	821,923
4.00% 3/15/50	80,125	85,965

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr
2.00% 12/20/50	4,056,746	$ 4,100,730
2.00% 3/20/51	2,200,000	2,223,429
2.50% 12/20/50	1,089,623	1,132,509
3.00% 3/20/45	599,390	636,024
3.00% 1/20/46	125,585	132,994
3.00% 8/20/46	952,294	1,008,597
3.00% 11/20/46	492,442	519,270
3.00% 2/20/47	162,081	171,484
3.00% 4/20/47	81,825	86,160
3.00% 9/20/47	667,916	706,178
3.00% 2/20/48	10,022	10,448
3.00% 12/20/49	3,441,604	3,586,463
3.00% 1/20/50	1,321,590	1,378,347
3.00% 3/20/50	2,147,067	2,240,010
3.00% 5/20/50	1,379,456	1,437,742
3.00% 7/20/50	558,118	581,749
3.00% 9/20/50	2,015,488	2,104,068
3.00% 10/20/50	2,124,349	2,217,727
3.00% 12/20/50	4,874,125	5,141,587
3.50% 3/20/45	19,874	21,294
3.50% 9/20/46	137,386	146,921
3.50% 9/20/47	6,232,783	6,623,501
3.50% 10/20/47	1,029,870	1,101,593
3.50% 9/20/48	4,683,331	4,975,245
3.50% 10/20/49	686,722	709,077
3.50% 2/20/50	405,007	430,072
3.50% 7/20/50	547,892	578,339
3.50% 10/20/50	1,618,208	1,707,947
4.00% 6/20/47	3,789,595	4,106,485
4.00% 9/20/47	2,388,550	2,577,095
4.00% 11/20/47	1,235,423	1,335,603
4.00% 12/20/47	521,568	563,093
4.00% 2/20/48	1,649,687	1,774,245
4.00% 3/20/48	608,811	656,506
4.00% 4/20/48	413,190	442,304
4.00% 10/20/49	340,661	369,915
4.00% 11/20/49	2,099,497	2,290,950
4.00% 1/20/50	270,387	296,924
4.00% 2/20/50	1,913,699	2,053,408
4.00% 3/20/50	190,793	210,367
4.00% 4/20/50	1,289,395	1,409,309
4.50% 8/20/47	638,466	699,267
4.50% 4/20/48	1,308,814	1,425,541
4.50% 5/20/48	1,770,263	1,914,166
4.50% 6/20/48	31,092	33,735
4.50% 7/20/48	27,206	29,779
4.50% 8/20/48	5,451,254	5,962,490
4.50% 10/20/48	1,203,512	1,304,395
4.50% 12/20/48	1,952,924	2,115,894
4.50% 1/20/49	382,752	414,817
4.50% 2/20/50	920,627	996,936
4.50% 3/20/50	553,849	599,091
4.50% 5/20/50	5,090,057	5,503,326
5.00% 1/20/49	621,895	681,184
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA
2.00% 4/21/51	18,000,000	$ 18,174,375
2.50% 4/21/51	11,600,000	11,968,844
3.00% 5/1/51	2,500,000	2,605,664
Total Agency Mortgage-Backed Securities (Cost $633,012,719)		638,581,176
CORPORATE BONDS–34.17%
Aerospace & Defense–1.33%
Boeing
2.70% 2/1/27	220,000	223,494
2.80% 3/1/27	320,000	327,681
3.10% 5/1/26	250,000	264,815
3.20% 3/1/29	1,090,000	1,103,855
3.25% 2/1/35	3,280,000	3,178,706
3.75% 2/1/50	420,000	402,296
4.88% 5/1/25	3,320,000	3,696,647
5.15% 5/1/30	1,370,000	1,577,891
5.71% 5/1/40	1,130,000	1,382,811
5.81% 5/1/50	2,610,000	3,285,861
5.93% 5/1/60	470,000	603,069
General Dynamics
4.25% 4/1/40	60,000	70,629
4.25% 4/1/50	280,000	334,568
L3Harris Technologies
4.85% 4/27/35	580,000	703,153
5.05% 4/27/45	80,000	99,307
Lockheed Martin
3.55% 1/15/26	936,000	1,032,026
4.50% 5/15/36	240,000	289,613
Northrop Grumman
2.93% 1/15/25	1,600,000	1,702,682
3.25% 1/15/28	660,000	708,008
5.25% 5/1/50	4,450,000	5,766,798
Raytheon Technologies
2.25% 7/1/30	750,000	738,113
3.13% 7/1/50	2,000,000	1,937,379
3.95% 8/16/25	980,000	1,088,422
4.13% 11/16/28	480,000	540,544
		31,058,368
Agriculture–0.71%
Altria Group
2.35% 5/6/25	230,000	238,426
2.45% 2/4/32	730,000	697,427
3.40% 2/4/41	800,000	742,266
4.40% 2/14/26	1,370,000	1,544,878
4.80% 2/14/29	337,000	387,216
5.80% 2/14/39	530,000	646,748
5.95% 2/14/49	570,000	709,703
6.20% 2/14/59	678,000	825,893
BAT Capital
3.56% 8/15/27	2,980,000	3,172,270
3.73% 9/25/40	750,000	714,057
4.54% 8/15/47	1,230,000	1,238,472

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Cargill 1.38% 7/23/23	850,000	$ 867,464
Philip Morris International
1.13% 5/1/23	510,000	517,449
2.10% 5/1/30	1,060,000	1,022,644
2.50% 8/22/22	200,000	205,820
4.50% 3/20/42	2,340,000	2,675,849
Reynolds American 5.85% 8/15/45	200,000	235,745
		16,442,327
Airlines–0.14%
Delta Air Lines
4.50% 10/20/25	1,530,000	1,633,119
4.75% 10/20/28	1,460,000	1,587,598
		3,220,717
Apparel–0.13%
NIKE
2.40% 3/27/25	500,000	527,035
2.75% 3/27/27	420,000	447,552
2.85% 3/27/30	1,600,000	1,685,286
3.25% 3/27/40	430,000	451,477
		3,111,350
Auto Manufacturers–0.28%
BMW US Capital 2.80% 4/11/26	644,000	680,586
Ford Motor Credit
3.10% 5/4/23	1,366,000	1,388,198
5.88% 8/2/21	200,000	202,690
General Motors 6.75% 4/1/46	191,000	257,818
General Motors Financial
3.45% 4/10/22	1,140,000	1,166,778
3.70% 5/9/23	2,090,000	2,201,300
4.38% 9/25/21	643,000	654,905
		6,552,275
Banks–10.29%
Banco Santander
•1.34% (LIBOR03M + 1.12%) 4/12/23	600,000	608,438
2.75% 5/28/25	2,600,000	2,716,556
3.85% 4/12/23	1,000,000	1,063,381
Bank of America
μ1.32% 6/19/26	190,000	189,420
μ1.90% 7/23/31	1,710,000	1,606,270
μ2.59% 4/29/31	1,010,000	1,007,891
3.30% 1/11/23	840,000	882,477
μ3.55% 3/5/24	1,600,000	1,688,119
μ3.59% 7/21/28	3,730,000	4,048,168
μ3.97% 3/5/29	2,000,000	2,203,731
μ3.97% 2/7/30	1,170,000	1,298,566
μ4.08% 3/20/51	4,850,000	5,384,989
4.25% 10/22/26	3,410,000	3,823,927
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
μ4.33% 3/15/50	950,000	$ 1,095,436
4.45% 3/3/26	5,111,000	5,744,850
5.00% 1/21/44	2,180,000	2,682,578
Bank of Montreal
1.85% 5/1/25	1,670,000	1,711,790
μ3.80% 12/15/32	300,000	329,539
Bank of New York Mellon 1.60% 4/24/25	500,000	509,556
Bank of Nova Scotia 1.30% 6/11/25	860,000	862,422
Barclays
1.70% 5/12/22	680,000	689,397
μ4.97% 5/16/29	1,900,000	2,184,697
μ5.09% 6/20/30	800,000	906,073
BBVA USA 3.88% 4/10/25	892,000	974,594
BNG Bank 1.63% 4/19/21	1,294,000	1,294,738
BNP Paribas
μ2.22% 6/9/26	1,080,000	1,107,451
3.38% 1/9/25	500,000	536,729
μ4.38% 3/1/33	420,000	457,519
4.40% 8/14/28	1,790,000	2,039,218
4.63% 3/13/27	390,000	437,038
μ4.71% 1/10/25	3,170,000	3,485,193
μ5.20% 1/10/30	1,260,000	1,490,175
BPCE 5.15% 7/21/24	780,000	873,181
Canadian Imperial Bank of Commerce 0.95% 6/23/23	840,000	847,436
Citigroup
μ1.68% 5/15/24	960,000	979,555
μ2.57% 6/3/31	4,220,000	4,216,700
μ3.11% 4/8/26	670,000	715,200
3.30% 4/27/25	4,070,000	4,384,293
4.45% 9/29/27	11,160,000	12,595,025
4.65% 7/23/48	2,030,000	2,490,947
4.75% 5/18/46	620,000	738,852
8.13% 7/15/39	60,000	98,512
Cooperatieve Rabobank 4.38% 8/4/25	3,000,000	3,322,363
μCredit Agricole
1.91% 6/16/26	710,000	719,845
4.00% 1/10/33	550,000	589,593
Credit Suisse
1.00% 5/5/23	5,100,000	5,127,787
2.95% 4/9/25	980,000	1,038,841
μCredit Suisse Group 4.19% 4/1/31	1,680,000	1,827,544
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	1,141,000	1,276,506
Danske Bank
1.23% 6/22/24	200,000	201,873
μ3.00% 9/20/22	760,000	767,642
μ3.24% 12/20/25	350,000	372,663
3.88% 9/12/23	410,000	438,939

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Danske Bank (continued)
5.00% 1/12/22	1,920,000	$ 1,984,397
5.38% 1/12/24	1,970,000	2,196,728
Goldman Sachs Group
3.20% 2/23/23	970,000	1,015,046
3.50% 4/1/25	620,000	671,716
3.50% 11/16/26	5,140,000	5,571,000
3.63% 2/20/24	720,000	774,828
μ3.69% 6/5/28	3,000,000	3,282,489
μ4.22% 5/1/29	3,140,000	3,522,503
4.25% 10/21/25	2,090,000	2,332,860
4.75% 10/21/45	2,090,000	2,574,190
5.15% 5/22/45	800,000	999,976
5.25% 7/27/21	1,380,000	1,401,285
6.25% 2/1/41	1,660,000	2,349,796
6.75% 10/1/37	750,000	1,060,216
HSBC Holdings
μ3.97% 5/22/30	2,280,000	2,467,200
μ4.04% 3/13/28	1,610,000	1,762,551
4.30% 3/8/26	710,000	794,783
4.95% 3/31/30	200,000	233,516
μ6.88% 6/1/21	566,000	570,924
Intesa Sanpaolo
3.13% 7/14/22	4,799,000	4,933,600
3.38% 1/12/23	630,000	656,478
JPMorgan Chase & Co.
μ1.51% 6/1/24	2,440,000	2,490,636
μ2.08% 4/22/26	1,550,000	1,591,950
μ2.52% 4/22/31	4,040,000	4,031,493
μ3.11% 4/22/51	990,000	969,568
3.63% 12/1/27	510,000	554,153
μ4.02% (LIBOR03M +1.00%) 12/5/24	2,200,000	2,386,828
μ4.20% 7/23/29	1,170,000	1,323,601
4.25% 10/1/27	6,738,000	7,636,516
μ4.45% 12/5/29	1,930,000	2,210,742
Kreditanstalt fuer Wiederaufbau 1.50% 6/15/21	1,006,000	1,008,625
Lloyds Banking Group
μ2.91% 11/7/23	2,120,000	2,196,530
3.10% 7/6/21	233,000	234,603
3.90% 3/12/24	200,000	217,098
4.65% 3/24/26	1,410,000	1,578,831
μMorgan Stanley
2.19% 4/28/26	2,210,000	2,283,443
2.70% 1/22/31	2,280,000	2,319,965
3.62% 4/1/31	2,930,000	3,181,231
3.77% 1/24/29	1,620,000	1,771,859
4.43% 1/23/30	70,000	80,151
National Securities Clearing
1.20% 4/23/23	760,000	771,728
1.50% 4/23/25	630,000	636,215
μNatwest Group
4.27% 3/22/25	1,090,000	1,189,048
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μNatwest Group (continued)
4.52% 6/25/24	2,580,000	$ 2,785,010
4.89% 5/18/29	620,000	706,330
Nordea Bank 1.00% 6/9/23	1,540,000	1,556,806
Royal Bank of Canada
1.15% 6/10/25	820,000	819,577
1.60% 4/17/23	1,430,000	1,464,479
3.20% 4/30/21	930,000	931,980
State Street 3.10% 5/15/23	730,000	769,918
Svenska Handelsbanken 3.35% 5/24/21	1,010,000	1,014,321
Swedbank 1.30% 6/2/23	1,050,000	1,066,559
Toronto-Dominion Bank
0.75% 6/12/23	1,590,000	1,601,546
1.15% 6/12/25	820,000	820,389
3.25% 6/11/21	1,130,000	1,136,342
UBS
1.75% 4/21/22	1,400,000	1,419,368
4.50% 6/26/48	200,000	244,156
μUBS Group AG 2.86% 8/15/23	280,000	288,662
UBS Group Funding Switzerland
3.49% 5/23/23	1,820,000	1,878,097
4.13% 4/15/26	1,176,000	1,312,259
4.25% 3/23/28	3,740,000	4,220,265
US Bancorp 1.45% 5/12/25	1,920,000	1,946,267
Wells Fargo & Co
3.75% 1/24/24	430,000	464,987
μ5.01% 4/4/51	8,680,000	11,131,586
Wells Fargo & Co.
μ1.65% 6/2/24	1,940,000	1,981,795
μ2.19% 4/30/26	1,580,000	1,630,686
μ2.39% 6/2/28	980,000	1,004,396
μ2.88% 10/30/30	1,820,000	1,874,803
3.00% 10/23/26	1,390,000	1,483,562
4.13% 8/15/23	460,000	497,640
4.15% 1/24/29	1,700,000	1,916,098
4.30% 7/22/27	874,000	987,881
4.40% 6/14/46	2,750,000	3,063,641
μ4.48% 4/4/31	1,620,000	1,865,541
4.60% 4/1/21	410,000	410,000
4.65% 11/4/44	30,000	34,551
4.75% 12/7/46	2,640,000	3,115,966
4.90% 11/17/45	1,630,000	1,956,334
		239,906,917
Beverages–0.49%
Anheuser-Busch InBev Worldwide
3.50% 6/1/30	2,860,000	3,097,255
4.35% 6/1/40	1,100,000	1,243,653
4.50% 6/1/50	210,000	238,270
4.90% 2/1/46	3,800,000	4,539,267
Coca-Cola
1.45% 6/1/27	520,000	517,228
2.50% 3/15/51	140,000	122,296

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola (continued)
2.60% 6/1/50	370,000	$ 335,014
2.95% 3/25/25	300,000	323,687
PepsiCo
1.63% 5/1/30	190,000	181,635
2.25% 3/19/25	100,000	105,306
2.63% 3/19/27	70,000	74,455
2.88% 10/15/49	310,000	300,022
3.63% 3/19/50	140,000	154,422
3.88% 3/19/60	250,000	281,777
		11,514,287
Biotechnology–0.06%
Gilead Sciences
3.65% 3/1/26	590,000	648,166
4.75% 3/1/46	690,000	834,011
		1,482,177
Building Materials–0.02%
Carrier Global
3.38% 4/5/40	340,000	339,331
3.58% 4/5/50	180,000	176,759
		516,090
Chemicals–0.18%
Equate Petrochemical 4.25% 11/3/26	1,900,000	2,064,635
MEGlobal Canada 5.88% 5/18/30	340,000	409,700
OCP 4.50% 10/22/25	1,257,000	1,330,245
Syngenta Finance 3.93% 4/23/21	460,000	460,850
		4,265,430
Commercial Services–0.33%
Cintas No. 2 3.70% 4/1/27	690,000	766,204
DP World 5.63% 9/25/48	4,160,000	4,872,400
PayPal Holdings
1.35% 6/1/23	730,000	742,907
1.65% 6/1/25	760,000	773,987
2.30% 6/1/30	500,000	495,305
		7,650,803
Computers–0.21%
Apple
1.13% 5/11/25	1,590,000	1,600,362
2.45% 8/4/26	950,000	1,000,818
3.85% 8/4/46	500,000	560,534
International Business Machines 3.00% 5/15/24	1,620,000	1,737,040
		4,898,754
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care–0.03%
Procter & Gamble
2.80% 3/25/27	160,000	$ 172,344
3.00% 3/25/30	490,000	527,424
		699,768
Diversified Financial Services–0.49%
Air Lease 3.38% 7/1/25	550,000	580,956
American Express 2.50% 7/30/24	4,110,000	4,338,515
Mastercard 3.85% 3/26/50	2,780,000	3,150,157
USAA Capital 1.50% 5/1/23	150,000	153,239
Visa 4.30% 12/14/45	2,560,000	3,087,610
		11,310,477
Electric–1.04%
Cleveland Electric Illuminating 3.50% 4/1/28	300,000	306,769
Comision Federal de Electricidad
4.75% 2/23/27	1,720,000	1,886,840
4.88% 1/15/24	380,000	414,960
Consolidated Edison Co. of New York
3.35% 4/1/30	330,000	352,948
3.95% 4/1/50	260,000	282,041
Duke Energy
2.40% 8/15/22	1,470,000	1,504,183
3.15% 8/15/27	320,000	340,882
FirstEnergy
1.60% 1/15/26	330,000	320,925
3.35% 7/15/22	2,190,000	2,222,850
4.40% 7/15/27	2,120,000	2,279,000
7.38% 11/15/31	3,790,000	5,068,026
MidAmerican Energy 3.65% 4/15/29	1,080,000	1,198,014
Pacific Gas and Electric
1.75% 6/16/22	1,230,000	1,231,867
2.10% 8/1/27	190,000	186,024
2.50% 2/1/31	470,000	443,446
3.30% 8/1/40	100,000	90,512
3.50% 8/1/50	230,000	199,586
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	1,300,000	1,396,486
5.45% 5/21/28	690,000	797,813
6.15% 5/21/48	3,010,000	3,661,153
		24,184,325
Electronics–0.04%
Honeywell International 1.35% 6/1/25	930,000	943,425
		943,425
Environmental Control–0.09%
Republic Services 2.50% 8/15/24	590,000	620,678

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Waste Management
2.40% 5/15/23	960,000	$ 995,341
4.15% 7/15/49	500,000	572,199
		2,188,218
Food–0.36%
Danone
2.08% 11/2/21	854,000	861,543
2.59% 11/2/23	1,160,000	1,210,587
2.95% 11/2/26	360,000	383,840
Kraft Heinz Foods 3.00% 6/1/26	1,482,000	1,559,575
Mars
2.38% 7/16/40	1,250,000	1,146,369
2.70% 4/1/25	340,000	359,558
3.20% 4/1/30	1,040,000	1,110,929
Mondelez International 1.50% 5/4/25	1,140,000	1,152,421
Mondelez International Holdings Netherlands 2.13% 9/19/22	550,000	563,537
		8,348,359
Forest Products & Paper–0.25%
Suzano Austria GmbH 6.00% 1/15/29	5,000,000	5,881,250
		5,881,250
Health Care Products–0.13%
Abbott Laboratories
3.75% 11/30/26	484,000	543,271
4.75% 11/30/36	650,000	804,327
4.90% 11/30/46	920,000	1,198,186
Medtronic
3.50% 3/15/25	314,000	344,400
4.63% 3/15/45	134,000	168,984
		3,059,168
Health Care Services–0.48%
Aetna 3.88% 8/15/47	470,000	491,997
Anthem
2.95% 12/1/22	600,000	623,293
3.13% 5/15/22	320,000	329,630
3.35% 12/1/24	430,000	465,104
3.65% 12/1/27	430,000	474,518
Humana
3.13% 8/15/29	1,100,000	1,147,379
3.95% 3/15/27	1,220,000	1,360,470
4.50% 4/1/25	150,000	168,513
4.80% 3/15/47	50,000	59,794
4.95% 10/1/44	220,000	264,144
UnitedHealth Group
1.25% 1/15/26	300,000	299,845
2.00% 5/15/30	980,000	964,350
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
2.38% 10/15/22	120,000	$ 123,779
2.90% 5/15/50	500,000	478,807
3.13% 5/15/60	100,000	98,169
3.50% 6/15/23	290,000	309,413
3.70% 8/15/49	1,330,000	1,445,187
3.75% 7/15/25	550,000	609,124
3.88% 12/15/28	300,000	338,131
3.88% 8/15/59	650,000	725,870
4.25% 6/15/48	210,000	250,351
4.45% 12/15/48	160,000	196,190
		11,224,058
Household Products Ware–0.01%
Kimberly-Clark 3.10% 3/26/30	250,000	269,324
		269,324
Housewares–0.03%
Newell Brands
4.35% 4/1/23	257,000	271,135
4.70% 4/1/26	460,000	507,559
		778,694
Insurance–0.45%
American International Group
2.50% 6/30/25	500,000	524,610
3.75% 7/10/25	450,000	491,357
Berkshire Hathaway Finance 4.25% 1/15/49	1,190,000	1,377,637
Chubb INA Holdings 3.35% 5/3/26	590,000	642,946
Guardian Life Global Funding 1.10% 6/23/25	320,000	317,678
MassMutual Global Funding II 0.85% 6/9/23	2,500,000	2,520,841
MetLife 6.40% 12/15/66	1,600,000	2,008,076
Metropolitan Life Global Funding I 0.90% 6/8/23	1,630,000	1,644,361
New York Life Global Funding 0.95% 6/24/25	600,000	594,741
Principal Life Global Funding II 1.25% 6/23/25	300,000	299,415
		10,421,662
Internet–0.93%
Alphabet
1.10% 8/15/30	1,500,000	1,378,824
2.05% 8/15/50	1,000,000	826,935
Amazon.com
1.50% 6/3/30	2,420,000	2,305,972
2.50% 6/3/50	7,320,000	6,547,302
3.15% 8/22/27	750,000	820,629
3.88% 8/22/37	500,000	572,891
4.05% 8/22/47	610,000	713,935

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com (continued)
4.25% 8/22/57	200,000	$ 239,274
4.95% 12/5/44	630,000	827,912
Prosus
3.68% 1/21/30	800,000	825,709
4.03% 8/3/50	3,310,000	3,010,589
Tencent Holdings 3.60% 1/19/28	3,470,000	3,716,151
		21,786,123
Investment Company Security–0.02%
Temasek Financial I 2.38% 1/23/23	368,000	381,053
		381,053
Iron & Steel–0.45%
ArcelorMittal
3.60% 7/16/24	2,210,000	2,328,140
4.55% 3/11/26	1,130,000	1,256,118
Vale Overseas
6.25% 8/10/26	4,600,000	5,471,700
6.88% 11/21/36	1,000,000	1,329,065
		10,385,023
Lodging–0.17%
Las Vegas Sands 3.20% 8/8/24	1,700,000	1,772,461
Sands China
4.60% 8/8/23	830,000	887,594
5.13% 8/8/25	1,120,000	1,252,709
		3,912,764
Machinery Diversified–0.09%
Deere & Co.
3.10% 4/15/30	210,000	224,609
3.75% 4/15/50	1,210,000	1,360,395
Otis Worldwide 2.06% 4/5/25	400,000	411,859
		1,996,863
Media–1.33%
Charter Communications Operating
4.20% 3/15/28	1,760,000	1,940,024
4.80% 3/1/50	310,000	332,542
4.91% 7/23/25	3,161,000	3,583,457
5.05% 3/30/29	1,700,000	1,954,012
5.38% 4/1/38	2,040,000	2,404,444
5.38% 5/1/47	740,000	858,993
6.48% 10/23/45	1,210,000	1,575,434
Comcast
3.10% 4/1/25	60,000	64,811
3.15% 3/1/26	1,106,000	1,200,619
3.25% 11/1/39	110,000	113,316
3.40% 4/1/30	750,000	812,044
3.40% 7/15/46	90,000	93,064
3.45% 2/1/50	2,140,000	2,210,757
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
3.75% 4/1/40	120,000	$ 131,665
3.95% 10/15/25	2,220,000	2,480,051
4.00% 3/1/48	140,000	156,465
4.15% 10/15/28	3,050,000	3,490,519
4.25% 10/15/30	2,030,000	2,332,531
4.70% 10/15/48	180,000	222,416
Fox 5.48% 1/25/39	2,970,000	3,704,914
Time Warner Cable 7.30% 7/1/38	500,000	694,500
Walt Disney 6.65% 11/15/37	460,000	673,679
		31,030,257
Mining–1.09%
Anglo American Capital
3.63% 9/11/24	1,100,000	1,189,733
4.00% 9/11/27	930,000	1,024,981
4.75% 4/10/27	430,000	493,036
Barrick Gold 5.25% 4/1/42	10,000	12,379
Barrick North America Finance 5.70% 5/30/41	1,760,000	2,262,087
BHP Billiton Finance USA
2.88% 2/24/22	192,000	196,405
5.00% 9/30/43	920,000	1,189,946
Glencore Finance Canada 4.25% 10/25/22	820,000	863,677
Glencore Funding
3.88% 10/27/27	120,000	131,640
4.00% 3/27/27	1,540,000	1,697,186
4.13% 5/30/23	10,000	10,694
4.13% 3/12/24	870,000	941,959
4.63% 4/29/24	1,380,000	1,519,353
Nacional del Cobre de Chile 3.63% 8/1/27	4,330,000	4,678,476
Southern Copper 5.25% 11/8/42	7,620,000	9,227,628
		25,439,180
Miscellaneous Manufacturing–0.63%
3M
2.38% 8/26/29	2,510,000	2,559,464
3.70% 4/15/50	310,000	336,717
Eaton 4.15% 11/2/42	1,030,000	1,163,335
General Electric
3.45% 5/1/27	190,000	206,331
3.63% 5/1/30	380,000	409,133
4.25% 5/1/40	400,000	439,045
4.35% 5/1/50	490,000	543,873
5.88% 1/14/38	650,000	841,143
6.75% 3/15/32	220,000	294,660
6.88% 1/10/39	5,560,000	7,819,355
		14,613,056

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–4.08%
Apache
4.75% 4/15/43	3,700,000	$ 3,431,750
6.00% 1/15/37	2,223,000	2,427,961
BP Capital Markets America
2.77% 11/10/50	310,000	270,328
2.94% 4/6/23	80,000	84,028
2.94% 6/4/51	190,000	169,458
3.00% 2/24/50	1,830,000	1,677,353
3.12% 5/4/26	1,820,000	1,958,248
3.22% 11/28/23	1,520,000	1,620,577
3.25% 5/6/22	320,000	330,180
3.41% 2/11/26	200,000	217,446
3.63% 4/6/30	590,000	646,967
3.79% 2/6/24	180,000	195,264
Chevron
1.55% 5/11/25	990,000	1,010,200
2.00% 5/11/27	260,000	265,821
2.98% 5/11/40	940,000	930,772
3.08% 5/11/50	610,000	583,127
3.25% 10/15/29	2,060,000	2,220,271
3.85% 1/15/28	1,620,000	1,805,137
4.95% 8/15/47	1,220,000	1,533,875
5.05% 11/15/44	1,200,000	1,522,179
Cimarex Energy
3.90% 5/15/27	1,260,000	1,371,679
4.38% 6/1/24	340,000	369,774
4.38% 3/15/29	2,470,000	2,733,718
ConocoPhillips
3.75% 10/1/27	520,000	574,578
4.30% 8/15/28	2,270,000	2,573,200
Continental Resources
3.80% 6/1/24	640,000	656,000
4.38% 1/15/28	1,360,000	1,430,040
4.50% 4/15/23	290,000	300,353
4.90% 6/1/44	310,000	310,006
Devon Energy
4.75% 5/15/42	200,000	212,182
5.00% 6/15/45	2,455,000	2,682,726
5.60% 7/15/41	1,037,000	1,196,365
5.85% 12/15/25	750,000	874,519
Diamondback Energy
2.88% 12/1/24	350,000	369,089
3.50% 12/1/29	620,000	643,466
Ecopetrol 5.88% 5/28/45	4,070,000	4,342,690
EOG Resources
3.90% 4/1/35	1,280,000	1,382,586
4.38% 4/15/30	1,230,000	1,412,060
4.95% 4/15/50	1,780,000	2,171,358
Exxon Mobil
1.57% 4/15/23	160,000	163,922
2.44% 8/16/29	1,230,000	1,247,963
2.99% 3/19/25	2,340,000	2,507,505
3.04% 3/1/26	490,000	528,732
3.45% 4/15/51	750,000	757,389
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil (continued)
3.48% 3/19/30	910,000	$ 988,052
4.11% 3/1/46	760,000	835,143
4.33% 3/19/50	120,000	137,735
KazMunayGas National
5.38% 4/24/30	2,350,000	2,780,619
5.75% 4/19/47	2,700,000	3,199,770
Occidental Petroleum
2.90% 8/15/24	1,430,000	1,414,327
3.00% 2/15/27	820,000	771,579
3.50% 6/15/25	500,000	495,000
3.50% 8/15/29	500,000	469,150
4.10% 2/15/47	760,000	608,965
4.20% 3/15/48	210,000	170,646
4.40% 4/15/46	380,000	325,447
4.50% 7/15/44	2,850,000	2,429,283
4.63% 6/15/45	1,170,000	1,023,867
5.55% 3/15/26	220,000	232,672
6.60% 3/15/46	2,530,000	2,694,703
Pertamina Persero 6.00% 5/3/42	1,790,000	2,102,599
Petroleos del Peru
4.75% 6/19/32	2,790,000	2,942,055
5.63% 6/19/47	1,490,000	1,565,469
Petroleos Mexicanos
5.50% 6/27/44	790,000	627,276
5.63% 1/23/46	2,710,000	2,157,431
6.38% 1/23/45	900,000	747,000
6.63% 6/15/35	1,746,000	1,658,700
6.88% 8/4/26	365,000	390,765
Pioneer Natural Resources
1.13% 1/15/26	210,000	206,172
2.15% 1/15/31	920,000	869,783
Shell International Finance
1.88% 5/10/21	150,000	150,234
2.38% 11/7/29	200,000	201,830
2.75% 4/6/30	420,000	433,753
2.88% 5/10/26	804,000	857,644
3.25% 4/6/50	2,490,000	2,439,517
4.00% 5/10/46	2,760,000	3,078,213
Sinopec Group Overseas Development 4.38% 4/10/24	1,410,000	1,547,416
WPX Energy 4.50% 1/15/30	715,000	769,905
		95,035,562
Oil & Gas Services–0.03%
Halliburton
3.80% 11/15/25	69,000	75,882
5.00% 11/15/45	290,000	323,308
Schlumberger Holdings 3.90% 5/17/28	295,000	321,101
		720,291

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–2.29%
AbbVie
2.30% 11/21/22	2,780,000	$ 2,860,609
2.60% 11/21/24	3,010,000	3,177,953
2.95% 11/21/26	690,000	734,630
3.20% 11/21/29	4,790,000	5,095,468
3.60% 5/14/25	610,000	664,550
3.75% 11/14/23	190,000	204,643
3.80% 3/15/25	790,000	863,106
4.25% 11/21/49	910,000	1,029,698
4.55% 3/15/35	80,000	92,902
Becton Dickinson and Co
3.36% 6/6/24	470,000	504,885
3.73% 12/15/24	313,000	341,898
4.69% 12/15/44	516,000	614,830
Bristol-Myers Squibb
2.90% 7/26/24	1,072,000	1,145,387
3.20% 6/15/26	820,000	891,954
3.40% 7/26/29	3,560,000	3,890,421
3.88% 8/15/25	95,000	105,639
4.55% 2/20/48	1,110,000	1,353,366
Cigna
3.75% 7/15/23	901,000	963,573
4.13% 11/15/25	550,000	613,252
4.38% 10/15/28	2,380,000	2,722,881
4.80% 8/15/38	1,000,000	1,195,197
4.90% 12/15/48	750,000	918,643
CVS Health
3.63% 4/1/27	300,000	329,271
3.70% 3/9/23	119,000	126,291
3.75% 4/1/30	760,000	829,057
3.88% 7/20/25	1,380,000	1,525,392
4.13% 4/1/40	300,000	331,292
4.25% 4/1/50	930,000	1,043,929
4.30% 3/25/28	4,230,000	4,803,512
5.05% 3/25/48	1,170,000	1,436,338
5.13% 7/20/45	1,110,000	1,358,919
Johnson & Johnson
0.55% 9/1/25	570,000	565,287
0.95% 9/1/27	1,140,000	1,107,959
2.10% 9/1/40	1,000,000	903,514
3.70% 3/1/46	540,000	603,443
Merck & Co. 1.45% 6/24/30	2,440,000	2,324,582
Pfizer
1.70% 5/28/30	4,330,000	4,184,317
2.63% 4/1/30	910,000	944,615
2.70% 5/28/50	1,000,000	936,323
		53,339,526
Pipelines–1.46%
Cameron LNG
2.90% 7/15/31	70,000	70,693
3.30% 1/15/35	3,060,000	3,144,622
Energy Transfer Operating
2.90% 5/15/25	560,000	582,746
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Operating (continued)
3.75% 5/15/30	2,850,000	$ 2,938,259
4.50% 4/15/24	10,000	10,906
4.95% 6/15/28	350,000	391,671
5.25% 4/15/29	1,040,000	1,183,818
6.25% 4/15/49	240,000	281,714
Enterprise Products Operating
2.80% 1/31/30	1,310,000	1,352,536
3.13% 7/31/29	200,000	210,912
3.70% 1/31/51	520,000	511,940
3.95% 2/15/27	1,283,000	1,425,762
3.95% 1/31/60	320,000	320,593
4.15% 10/16/28	1,100,000	1,239,383
4.20% 1/31/50	400,000	425,866
4.45% 2/15/43	200,000	217,652
4.80% 2/1/49	100,000	114,647
4.85% 3/15/44	160,000	184,215
5.10% 2/15/45	750,000	888,524
7.55% 4/15/38	160,000	234,595
Kinder Morgan
4.30% 6/1/25	610,000	681,197
4.30% 3/1/28	1,200,000	1,341,691
5.20% 3/1/48	90,000	102,779
5.55% 6/1/45	460,000	550,074
Kinder Morgan Energy Partners
4.25% 9/1/24	1,080,000	1,189,655
5.50% 3/1/44	580,000	678,585
MPLX
4.50% 4/15/38	980,000	1,070,597
4.70% 4/15/48	680,000	735,691
4.80% 2/15/29	680,000	779,746
5.50% 2/15/49	830,000	975,102
Sunoco Logistics Partners Operations 5.30% 4/1/44	70,000	73,744
Tennessee Gas Pipeline 2.90% 3/1/30	2,080,000	2,071,074
Transcontinental Gas Pipe Line
3.25% 5/15/30	750,000	787,754
7.85% 2/1/26	4,280,000	5,416,827
Western Midstream Operating
•2.32% (LIBOR03M + 1.85%) 1/13/23	250,000	245,053
4.35% 2/1/25	390,000	403,650
5.30% 2/1/30	150,000	162,882
Williams
4.85% 3/1/48	220,000	244,248
8.75% 3/15/32	500,000	733,247
		33,974,650
Retail–0.69%
Costco Wholesale
1.38% 6/20/27	1,220,000	1,215,760
1.60% 4/20/30	130,000	124,503
1.75% 4/20/32	500,000	475,266

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot
2.50% 4/15/27	420,000	$ 442,076
2.70% 4/15/30	610,000	635,901
3.30% 4/15/40	690,000	725,460
3.35% 4/15/50	890,000	923,037
3.90% 6/15/47	120,000	134,867
Lowe's Cos. 4.50% 4/15/30	1,000,000	1,153,495
McDonald's
1.45% 9/1/25	1,050,000	1,060,038
2.13% 3/1/30	920,000	898,254
3.30% 7/1/25	580,000	627,883
3.50% 3/1/27	200,000	219,261
3.50% 7/1/27	170,000	186,952
3.60% 7/1/30	590,000	643,547
3.63% 9/1/49	110,000	114,825
3.70% 1/30/26	390,000	429,824
4.20% 4/1/50	660,000	749,595
4.88% 12/9/45	1,390,000	1,682,651
Target 2.25% 4/15/25	690,000	722,923
TJX Cos.
3.50% 4/15/25	570,000	621,373
3.75% 4/15/27	160,000	178,152
Walmart
3.05% 7/8/26	1,020,000	1,108,305
3.70% 6/26/28	940,000	1,057,207
		16,131,155
Savings & Loans–0.07%
μNationwide Building Society 4.36% 8/1/24	1,510,000	1,630,099
		1,630,099
Semiconductors–0.62%
Applied Materials 1.75% 6/1/30	390,000	375,506
Broadcom
3.15% 11/15/25	1,590,000	1,694,674
4.15% 11/15/30	750,000	809,520
4.70% 4/15/25	1,560,000	1,758,322
Intel 4.75% 3/25/50	1,180,000	1,479,121
Micron Technology 2.50% 4/24/23	810,000	840,691
NVIDIA
3.50% 4/1/40	1,240,000	1,333,840
3.50% 4/1/50	2,060,000	2,175,783
3.70% 4/1/60	870,000	935,914
NXP 2.70% 5/1/25	250,000	262,191
Texas Instruments
1.75% 5/4/30	550,000	529,033
3.88% 3/15/39	300,000	344,285
4.15% 5/15/48	1,540,000	1,832,138
		14,371,018
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.66%
Adobe 2.30% 2/1/30	1,090,000	$ 1,102,321
Microsoft
2.40% 8/8/26	1,400,000	1,480,156
2.53% 6/1/50	2,921,000	2,659,785
2.70% 2/12/25	310,000	331,441
2.92% 3/17/52	1,079,000	1,062,872
3.30% 2/6/27	2,540,000	2,803,418
3.45% 8/8/36	20,000	22,165
Oracle
1.65% 3/25/26	2,350,000	2,368,556
2.88% 3/25/31	2,580,000	2,626,268
salesforce.com 3.70% 4/11/28	790,000	882,358
		15,339,340
Telecommunications–1.85%
America Movil 3.13% 7/16/22	950,000	981,471
AT&T
2.25% 2/1/32	1,500,000	1,426,707
3.10% 2/1/43	4,250,000	3,965,510
3.50% 9/15/53	500,000	462,068
3.55% 9/15/55	738,000	675,349
3.80% 2/15/27	1,340,000	1,481,888
4.13% 2/17/26	601,000	673,173
4.35% 6/15/45	228,000	249,332
Sprint Spectrum 3.36% 3/20/23	625,000	629,687
Telefonica Emisiones 5.21% 3/8/47	490,000	572,948
T-Mobile USA
2.05% 2/15/28	180,000	176,494
2.25% 11/15/31	900,000	854,482
2.55% 2/15/31	550,000	538,829
3.00% 2/15/41	1,050,000	974,557
3.30% 2/15/51	250,000	233,642
3.50% 4/15/25	890,000	960,203
3.75% 4/15/27	170,000	185,837
3.88% 4/15/30	2,080,000	2,257,549
Verizon Communications
1.45% 3/20/26	560,000	560,045
1.75% 1/20/31	3,500,000	3,259,321
2.10% 3/22/28	840,000	843,520
2.55% 3/21/31	2,500,000	2,497,731
2.65% 11/20/40	960,000	877,297
2.88% 11/20/50	2,260,000	2,008,647
3.15% 3/22/30	720,000	759,403
3.38% 2/15/25	560,000	607,414
3.50% 11/1/24	530,000	575,291
3.85% 11/1/42	890,000	954,999
4.00% 3/22/50	1,070,000	1,151,566
4.13% 3/16/27	440,000	498,489
4.13% 8/15/46	630,000	689,819
4.40% 11/1/34	910,000	1,040,212
4.50% 8/10/33	4,990,000	5,795,989
4.52% 9/15/48	330,000	382,761

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications (continued)
4.86% 8/21/46	940,000	$ 1,127,667
5.25% 3/16/37	560,000	705,978
5.50% 3/16/47	120,000	156,851
Vodafone Group 4.38% 5/30/28	1,090,000	1,251,792
		43,044,518
Transportation–0.14%
Union Pacific
2.15% 2/5/27	730,000	749,793
2.40% 2/5/30	690,000	691,452
3.75% 7/15/25	380,000	417,404
3.75% 2/5/70	900,000	920,377
3.84% 3/20/60	360,000	382,607
		3,161,633
Total Corporate Bonds (Cost $764,548,568)		796,220,334
NON-AGENCY ASSET-BACKED SECURITIES–5.71%
•ACIS CLO Series 2015-6A A1 1.80% (LIBOR03M + 1.59%) 5/1/27	146,548	146,623
•AGL CLO Series 2020-6A A1 2.17% (LIBOR03M + 1.95%) 7/20/31	1,450,000	1,455,213
•AGL Core CLO 8 Series 2020-8A A1 1.72% (LIBOR03M + 1.50%) 10/20/31	1,290,000	1,293,181
•AMMC CLO
Series 2013-12A AR 1.40% (LIBOR03M + 1.20%) 11/10/30	1,500,000	1,500,061
Series 2020-23A A1L 1.64% (LIBOR03M + 1.40%) 10/17/31	350,000	350,543
Applebee's Funding/ IHOP Funding Series 2019-1A A2I 4.19% 6/7/49	3,134,250	3,218,561
Ares Cloares 1.00% 4/15/34	2,850,000	2,850,000
Avis Budget Rental Car Funding AESOP
Series 2019-2A A 3.35% 9/22/25	4,300,000	4,615,209
Series 2020-1A A 2.33% 8/20/26	2,040,000	2,117,934
•Bain Capital Credit Series 2020-1A A1 1.41% (LIBOR03M + 1.19%) 4/18/33	500,000	500,474
•Balboa Bay Loan Funding Series 2020-1A A 1.49% (LIBOR03M + 1.35%) 1/20/32	2,780,000	2,782,927
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Basswood Park Series 2021-1A A 1.00% (LIBOR03M + 1.00%) 4/20/34	2,000,000	$ 2,000,206
•BlueMountain CLO XXII Series 2018-22A A1 1.32% (LIBOR03M + 1.08%) 7/15/31	1,000,000	997,831
•BlueMountain CLO XXX Series 2020-30A A 1.55% (LIBOR03M + 1.39%) 1/15/33	1,700,000	1,703,291
•Carlyle Global Market Strategies CLO
Series 2014-3RA A1A 1.26% (LIBOR03M + 1.05%) 7/27/31	1,071,179	1,071,249
Series 2015-4A A1R 1.56% (LIBOR03M + 1.34%) 7/20/32	1,750,000	1,750,747
•Catskill Park CLO Series 2017-1A A2 1.92% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,500,261
•CBAM
Series 2017-1A A1 1.47% (LIBOR03M + 1.25%) 7/20/30	4,000,000	4,000,544
Series 2017-2A B1 1.97% (LIBOR03M + 1.75%) 10/17/29	1,250,000	1,250,212
•Cerberus Loan Funding XXVIII Series 2020-1A A 2.09% (LIBOR03M + 1.85%) 10/15/31	810,000	812,389
•Columbia Cent CLO Series 2020-29A A1N 1.92% (LIBOR03M + 1.70%) 7/20/31	1,030,000	1,034,774
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 0.25% (LIBOR01M + 0.14%) 1/15/37	1,313,082	1,266,205
•Denali Capital CLO Series 2013-1A A1LR 1.27% (LIBOR03M + 1.05%) 10/26/27	2,009,691	2,009,846
•Dryden 75 CLO
Series 2019-75A AR 1.44% (LIBOR03M + 1.20%) 7/15/30	1,410,000	1,410,000
Series 2019-75A AR2 1.23% (LIBOR03M + 1.04%) 4/15/34	1,410,000	1,410,140
•Dryden XXV Senior Loan Fund Series 2012-25A ARR 1.14% (LIBOR03M + 0.90%) 10/15/27	1,142,181	1,142,231

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•EFS Volunteer No. 2 Series 2012-1 A2 1.46% (LIBOR01M + 1.35%) 3/25/36	3,430,911	$ 3,513,216
Fannie Mae Grantor Trust 2.90% 6/25/27	398,762	427,684
Fannie Mae S.F. 30 yr 2.00% 4/30/51	400,000	400,688
Ford Credit Floorplan Master Owner Trust A 4.06% 11/15/30	3,030,000	3,426,702
•Grippen Park CLO Series 2017-1A A 1.48% (LIBOR03M + 1.26%) 1/20/30	2,000,000	2,000,964
•Halcyon Loan Advisors Funding Series 2015-2A AR 1.30% (LIBOR03M + 1.08%) 7/25/27	517,044	517,196
•Halsey Point CLO I Series 2019-1A A1A1 1.57% (LIBOR03M + 1.35%) 1/20/33	570,000	570,926
•HalseyPoint CLO 3 Series 2020-3A A1A 1.63% (LIBOR03M + 1.45%) 11/30/32	800,000	803,186
Hildene Community Funding CDO Series 2015-1A AR 3.25% 11/1/35	1,040,000	1,005,766
•KKR CLO
Series 16 A2R 2.02% (LIBOR03M + 1.80%) 1/20/29	820,000	820,152
Series 18 A 1.50% (LIBOR03M + 1.27%) 7/18/30	3,000,000	3,000,849
Series 32A A1 1.54% (LIBOR03M + 1.32%) 1/15/32	1,100,000	1,101,953
•LCM XVIII Series 19A AR 1.48% (LIBOR03M + 1.24%) 7/15/27	423,008	423,077
•Magnetite XIV-R Series 2015-14RA A2 1.35% (LIBOR03M + 1.12%) 10/18/31	3,170,000	3,180,600
•Midocean Credit CLO VII Series 2017-7A BR 1.84% (LIBOR03M + 1.60%) 7/15/29	1,750,000	1,734,262
•Myers Park CLO B1 1.82% (LIBOR03M + 1.60%) 10/20/30	1,020,000	1,020,098
•Navient Private Education Loan Trust Series 2014-AA A3 1.71% (LIBOR01M + 1.60%) 10/15/31	3,020,000	3,072,755
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust Series 2020-A A2A 2.46% 11/15/68	2,060,000	$ 2,115,999
•Navient Student Loan Trust Series 2016-3A A3 1.46% (LIBOR01M + 1.35%) 6/25/65	2,584,871	2,630,633
NP SPE X Series 2021-1A A1 2.23% 3/19/51	2,240,000	2,224,049
•Ocean Trails CLO IX Series 2020-9A A1 2.15% (LIBOR03M + 1.87%) 10/15/29	3,260,000	3,268,522
•Octagon Investment Partners 45
Series 2018-1A A1A 1.28% (LIBOR03M + 1.06%) 1/20/31	2,950,000	2,950,027
Series 2019-1A A 1.57% (LIBOR03M + 1.33%) 10/15/32	1,500,000	1,501,555
•Octagon Investment Partners XXI Series 2014-1A AAR3 1.19% (LIBOR03M + 1.00%) 2/14/31	1,580,000	1,580,156
•OHA Credit Funding 7 Series 2020-7A A 1.47% (LIBOR03M + 1.25%) 10/19/32	870,000	870,821
•OHA Loan Funding Series 2013-2A AR 1.22% (LIBOR03M + 1.04%) 5/23/31	2,040,000	2,040,024
•Owl Rock CLO Series 2020-3A A1L 2.02% (LIBOR03M + 1.80%) 4/20/32	2,010,000	2,018,287
•Parallel Series 2020-1A A1 2.05% (LIBOR03M + 1.83%) 7/20/31	1,500,000	1,503,198
•Recette Series 2015-1A ARR 1.19% (LIBOR03M + 1.08%) 4/20/34	960,000	957,601
SBA Small Business Investment Companies
Series 2018-10B 1 3.55% 9/10/28	938,276	1,005,230
Series 2019-10A 1 3.11% 3/10/29	1,164,482	1,239,893
•Seven Sticks CLO Series 2016-1A A1R 1.29% (LIBOR03M + 1.05%) 7/15/28	724,941	724,989
•Silver Rock CLO Series 2020-1A A 1.85% (LIBOR03M + 1.65%) 10/20/31	2,680,000	2,730,006
•SLC Student Loan Trust Series 2008-1 A4A 1.78% (LIBOR03M + 1.60%) 12/15/32	2,994,674	3,079,618

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•SLM Private Credit Student Loan Trust
Series 2005-B A4 0.51% (LIBOR03M + 0.33%) 6/15/39	1,466,654	$ 1,436,492
Series 2006-A A5 0.47% (LIBOR03M + 0.29%) 6/15/39	1,227,295	1,199,049
•SLM Student Loan Trust Series 2004-3A A6A 0.77% (LIBOR03M + 0.55%) 10/25/64	4,452,046	4,463,700
•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 0.41% (LIBOR01M + 0.60%) 7/25/36	647,799	646,852
•Symphony CLO XVIII Series 2016-18A B 2.02% (LIBOR03M + 1.80%) 1/23/28	1,200,000	1,200,078
•TCI-Symphony CLO Series 2016-1A BR 1.87% (LIBOR03M + 1.65%) 10/13/29	2,000,000	2,000,074
•Towd Point Mortgage Trust
Series 2015-6 A1B 2.75% 4/25/55	855,177	861,118
Series 2016-1 A1B 2.75% 2/25/55	52,892	53,104
Series 2016-2 A1 3.00% 8/25/55	95,243	96,659
Series 2017-6 M1 3.25% 10/25/57	2,110,000	2,205,097
•Tralee CLO III Series 2014-3A AR 1.25% (LIBOR03M + 1.03%) 10/20/27	957,388	957,434
•Tralee CLO V Series 2018-5A B 1.92% (LIBOR03M + 1.70%) 10/20/28	1,200,000	1,200,022
•Tralee CLO VI Series 2019-6A AS 1.52% (LIBOR03M + 1.30%) 10/25/32	1,980,000	1,979,994
United States Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	389,081	407,806
Series 2019-25G 1 2.69% 7/1/44	624,373	649,188
•Venture 32 CLO Series 2018-32A A2A 1.29% (LIBOR03M + 1.07%) 7/18/31	1,750,000	1,748,113
•Voya CLO
Series 2016-3A A1R 1.41% (LIBOR03M + 1.19%) 10/18/31	750,000	750,026
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Voya CLO (continued)
Series 2017-3A A1R 1.14% (LIBOR03M + 1.04%) 4/20/34	1,530,000	$ 1,530,162
Series 2018-3A A1A 1.39% (LIBOR03M + 1.15%) 10/15/31	3,080,000	3,080,342
•Whitebox CLO II Series 2020-2A A1 1.99% (LIBOR03M + 1.75%) 10/24/31	1,990,000	1,997,759
•Zais CLO Series 2019-13A A1A 1.73% (LIBOR03M + 1.49%) 7/15/32	980,000	983,300
Total Non-Agency Asset-Backed Securities (Cost $131,351,223)		133,097,703
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.18%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 0.65% (LIBOR01M + 0.54%) 11/25/35	1,209,187	1,184,927
CSMC Trust
φ 3.06% 10/25/59	4,173,985	4,186,533
•Series 2018-J1 A2 3.50% 2/25/48	8,656,126	8,825,560
•Series 2021-AFC1 A1 0.83% 3/25/56	1,823,464	1,809,476
•Series 2021-AFC1 A3 1.17% 3/25/56	2,471,142	2,452,360
•Series 2021-RPL2 A1 2.00% 1/25/60	1,097,073	1,120,088
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	532,971	539,222
φGCAT Trust Series 2020-NQM1 A3 2.55% 1/25/60	5,010,338	5,034,156
GNMA 2.50% 2/20/51	1,996,172	287,923
•Impac CMB Trust Series 2007-A A 0.61% (LIBOR01M + 0.50%) 5/25/37	2,366,381	2,250,785
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.11% 10/26/48	4,307,227	4,473,885
Series 2018-4 A1 3.50% 10/25/48	1,129,601	1,144,767
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 0.85% (LIBOR01M + 0.74%) 8/25/36	818,932	815,243
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	1,248,074	1,324,626

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust (continued)
Series 2015-1A A3 3.75% 5/28/52	643,100	$ 682,063
Series 2015-2A A1 3.75% 8/25/55	4,752,343	5,036,719
Series 2015-2A A2 3.75% 8/25/55	2,705,557	2,867,456
Series 2016-3A A1B 3.25% 9/25/56	1,516,797	1,589,514
Series 2016-3A B1 4.00% 9/25/56	4,360,257	4,746,316
Series 2016-4A B2 4.75% 11/25/56	2,115,023	2,320,954
Series 2017-1A A1 4.00% 2/25/57	3,964,418	4,217,661
Series 2017-4A A1 4.00% 5/25/57	3,931,843	4,203,259
Series 2017-6A A1 4.00% 8/27/57	7,966,237	8,509,611
•New Residential Mortgage Loan Trust Series 2017-2A B2 4.75% 3/25/57	2,321,148	2,557,439
♦•WaMu Mortgage Pass Through Certificates Series 2005-AR13 A1A1 0.69% (LIBOR01M + 0.58%) 10/25/45	1,844,806	1,821,627
Total Non-Agency Collateralized Mortgage Obligations (Cost $72,651,213)		74,002,170
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.07%
•BANK 4.60% 9/15/60	2,160,000	2,328,047
•BX Commercial Mortgage Trust 1.11% (LIBOR01M + 1.00%) 11/15/32	3,360,000	3,365,251
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	2,702,857
•CHT-COSMO Mortgage Trust Series 2017-CSMO A 1.04% (LIBOR01M + 0.93%) 11/15/36	730,000	730,683
Citigroup Commercial Mortgage Trust
*•Series 2013-GC11 XA 1.36% 4/10/46	10,770,729	237,553
Series 2014-GC25 A4 3.64% 10/10/47	889,000	962,671
Series 2016-P3 A4 3.33% 4/15/49	758,000	818,238
•Cold Storage Trust Series 2020-ICE5 A 1.01% (LIBOR01M + 0.90%) 11/15/37	6,310,799	6,318,678
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	775,000	$ 800,740
Series 2014-CR16 A4 4.05% 4/10/47	774,000	840,738
Series 2014-CR20 A4 3.59% 11/10/47	402,000	434,780
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,711,328
Series 2015-CR23 A4 3.50% 5/10/48	418,000	454,582
•Credit Suisse Commercial Mortgage Securities Series 2019-SKLZ A 1.36% (LIBOR01M + 1.25%) 1/15/34	4,280,000	4,280,214
CSMC Series 2014-USA B 4.18% 9/15/37	7,380,000	7,334,022
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	995,783
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	410,780
•Series 2013-PEMB A 3.55% 3/5/33	5,000,000	4,961,314
Series 2015-GC32 A4 3.76% 7/10/48	512,000	562,018
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST D 1.61% (LIBOR01M + 1.50%) 12/15/36	5,130,000	4,922,705
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,969,094
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	1,820,334
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	700,933
Series 2015-JP1 A5 3.91% 1/15/49	1,298,000	1,432,866
•KNDL Mortgage Trust Series 2019-KNSQ A 0.91% (LIBOR01M + 0.80%) 5/15/36	4,450,000	4,451,389
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.12% 2/15/46	3,000,000	2,888,665
Series 2014-C17 A5 3.74% 8/15/47	717,000	775,203

LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	$ 1,772,458
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,399,494
Series 2016-C29 A4 3.33% 5/15/49	710,000	769,151
•Morgan Stanley Capital I Trust Series 2019-BPR A 1.51% (LIBOR01M + 1.40%) 5/15/36	3,460,000	3,359,719
Natixis Commercial Mortgage Securities Trust
A 3.05% 8/15/36	7,150,000	7,280,643
*• XA 1.35% 8/15/36	32,225,000	1,253,433
•Rosslyn Portfolio Trust Series 2017-ROSS A 1.94% (LIBOR01M + 0.95%) 6/15/33	1,271,214	1,273,045
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	2,010,000	1,953,399
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,145,548
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.14% 10/15/45	474,000	488,434
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	8,206,439
*•Series 2016-BNK1 XA 1.74% 8/15/49	17,070,878	1,334,808
*•Series 2016-C36 XA 1.30% 11/15/59	39,027,200	2,186,393
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	3,197,662
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $95,515,899)		94,832,092
REGIONAL BONDS–0.15%
Canada—0.15%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,526,512
Province of Manitoba Canada 2.13% 6/22/26	872,000	912,810
Province of Quebec Canada 2.50% 4/20/26	959,000	1,023,291
		3,462,613
Total Regional Bonds (Cost $3,319,715)		3,462,613
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–4.87%
Chile—0.20%
Chile Government International Bond 3.10% 1/22/61	5,020,000	$ 4,649,976
		4,649,976
Colombia—0.45%
Colombia Government International Bond
3.13% 4/15/31	1,190,000	1,165,438
3.88% 4/25/27	1,740,000	1,862,374
5.00% 6/15/45	2,740,000	2,919,224
5.20% 5/15/49	890,000	977,923
5.63% 2/26/44	3,190,000	3,620,363
		10,545,322
India—0.06%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	1,376,102
		1,376,102
Indonesia—0.50%
Indonesia Government International Bond
3.70% 10/30/49	2,060,000	2,092,058
3.85% 7/18/27	2,110,000	2,313,722
4.63% 4/15/43	950,000	1,052,352
4.88% 5/5/21	290,000	290,795
5.13% 1/15/45	4,980,000	5,893,543
		11,642,470
Israel—0.22%
State of Israel
2.75% 7/3/30	2,390,000	2,500,705
3.38% 1/15/50	930,000	939,300
3.80% 5/13/60	1,600,000	1,714,800
		5,154,805
Japan—0.06%
Japan Finance Organization for Municipalities 2.13% 4/13/21	1,468,000	1,468,620
		1,468,620
Kazakhstan—0.17%
Kazakhstan Government International Bond 4.88% 10/14/44	3,240,000	3,905,302
		3,905,302
Kuwait—0.15%
Kuwait International Government Bond 3.50% 3/20/27	3,160,000	3,487,186
		3,487,186

LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico—0.49%
Mexico Government International Bond
4.00% 10/2/23	6,880,000	$ 7,404,737
4.75% 3/8/44	3,790,000	3,994,774
		11,399,511
Panama—0.45%
Panama Government International Bond
4.30% 4/29/53	1,540,000	1,651,404
4.50% 5/15/47	4,250,000	4,702,922
4.50% 4/1/56	1,050,000	1,148,144
6.70% 1/26/36	2,230,000	2,999,372
		10,501,842
Peru—0.33%
Peruvian Government International Bond
5.63% 11/18/50	2,450,000	3,241,105
6.55% 3/14/37	3,340,000	4,509,000
		7,750,105
Poland—0.19%
Republic of Poland Government International Bond 4.00% 1/22/24	4,060,000	4,445,700
		4,445,700
Qatar—0.49%
Qatar Government International Bond
3.25% 6/2/26	270,000	293,247
3.88% 4/23/23	3,210,000	3,418,650
4.00% 3/14/29	1,600,000	1,816,000
4.82% 3/14/49	4,740,000	5,801,001
		11,328,898
Russia—0.42%
Russian Foreign Bond - Eurobond
5.63% 4/4/42	6,200,000	7,592,520
5.88% 9/16/43	1,800,000	2,277,720
		9,870,240
Saudi Arabia—0.03%
Saudi Government International Bond 2.88% 3/4/23	640,000	664,909
		664,909
United Arab Emirates—0.44%
Abu Dhabi Government International Bond
2.50% 10/11/22	5,320,000	5,484,133
3.13% 9/30/49	3,000,000	2,857,140
3.88% 4/16/50	1,650,000	1,791,240
		10,132,513
Uruguay—0.22%
Uruguay Government International Bond
4.38% 1/23/31	80,000	92,787
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Uruguay (continued)
Uruguay Government International Bond (continued)
5.10% 6/18/50	4,130,000	$ 5,116,492
		5,209,279
Total Sovereign Bonds (Cost $108,161,982)		113,532,780
SUPRANATIONAL BANK–0.02%
FMS Wertmanagement 1.38% 6/8/21	476,000	477,002
Total Supranational Bank (Cost $476,101)		477,002
U.S. TREASURY OBLIGATIONS–17.33%
U.S. Treasury Bonds
×1.13% 8/15/40	11,900,000	9,676,187
1.25% 5/15/50	85,550,000	64,560,174
×1.38% 11/15/40	31,410,000	26,718,131
1.38% 8/15/50	50,140,000	39,124,869
1.63% 11/15/50	18,610,000	15,507,364
1.88% 2/15/51	14,600,000	12,957,500
2.00% 2/15/50	15,290,000	13,982,586
2.25% 8/15/49	1,850,000	1,788,936
U.S. Treasury Inflation Index
0.75% 2/15/42	5,359,179	6,192,573
1.38% 2/15/44	1,773,123	2,315,727
2.13% 2/15/40	8,107,536	11,623,652
2.13% 2/15/41	1,695,934	2,452,303
U.S. Treasury Notes
0.25% 11/15/23	200,000	199,898
0.25% 5/31/25	72,100,000	70,725,594
0.25% 6/30/25	850,000	832,801
0.25% 9/30/25	180,000	175,563
0.25% 10/31/25	560,000	545,278
0.38% 4/30/25	460,000	454,232
0.38% 11/30/25	70,000	68,471
0.38% 12/31/25	510,000	498,067
0.50% 4/30/27	2,700,000	2,585,883
0.50% 10/31/27	15,710,000	14,879,702
0.63% 11/30/27	17,130,000	16,335,061
0.63% 12/31/27	26,060,000	24,815,024
0.63% 5/15/30	1,360,000	1,237,600
0.63% 8/15/30	9,870,000	8,944,688
0.75% 1/31/28	32,840,000	31,485,350
0.88% 11/15/30	6,840,000	6,325,931
1.13% 2/29/28	16,300,000	16,014,750
1.50% 11/30/24	770,000	796,168
Total U.S. Treasury Obligations (Cost $446,303,294)		403,820,063

LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	99,011,299	$ 99,011,299
Total Money Market Fund (Cost $99,011,299)		99,011,299

Principal Amount°
SHORT-TERM INVESTMENTS—4.31%
U.S. Treasury Obligations–4.31%
≠U.S. Treasury Bills 0.11% 4/29/21	29,860,000	29,857,445
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Obligations (continued)
≠U.S. Treasury Cash Management Bill
0.09% 5/4/21	31,220,000	$ 31,217,424
0.09% 5/11/21	28,790,000	28,787,121
0.07% 5/18/21	10,600,000	10,598,997
Total Short-Term Investments (Cost $100,460,987)		100,460,987

TOTAL INVESTMENTS–106.64% (Cost $2,483,229,615)	2,485,047,571

Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.01)%

Centrally Cleared–(0.01)%

Call Options–(0.01)%
U.S. Treasury Long Bonds Strike price $165.00, expiration date 4/23/21, notional amount $9,405,000	(57)	(1,781)
U.S. Treasury Long Bonds Strike price $164.00, expiration date 4/23/21, notional amount $25,584,000	(156)	(7,313)
U.S. Treasury 10 yr Notes Strike price $134.00, expiration date 4/23/21, notional amount $46,096,000	(344)	(16,125)
U.S. Treasury Long Bonds Strike price $162.00, expiration date 4/23/21, notional amount $13,446,000	(83)	(6,484)
U.S. Treasury 10 yr Notes Strike price $133.00, expiration date 4/23/21, notional amount $19,551,000	(147)	(16,078)
U.S. Treasury Long Bonds Strike price $159.00, expiration date 4/23/21, notional amount $19,398,000	(122)	(30,500)
U.S. Treasury 10 yr Notes Strike price $134.00, expiration date 5/21/21, notional amount $48,374,000	(361)	(50,766)
U.S. Treasury Long Bonds Strike price $161.00, expiration date 4/23/21, notional amount $8,050,000	(50)	(5,469)
U.S. Treasury Long Bonds Strike price $159.00, expiration date 5/21/21, notional amount $15,423,000	(97)	(63,656)
U.S. Treasury Long Bonds Strike price $157.00, expiration date 4/23/21, notional amount $20,410,000	(130)	(81,250)
U.S. Treasury 10 yr Notes Strike price $132.00, expiration date 5/21/21, notional amount $9,768,000	(74)	(40,469)
		(319,891)
Total Options Written (Premium received $(1,121,977))		(319,891)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.63%)	(154,456,086)
NET ASSETS APPLICABLE TO 224,620,806 SHARES OUTSTANDING–100.00%	$2,330,271,594

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2021.
Δ Securities have been classified by country of origin.
× Fully or partially pledged as collateral for derivatives.
≠ The rate shown is the effective yield at the time of purchase.

The following futures contracts and swap contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
3,458	90 Day IMM Eurodollar	$854,082,775	$855,790,134	12/18/23	$—	$(1,707,359)
(197)	U.S. Treasury 10 yr Notes	(25,794,688)	(26,302,440)	6/21/21	507,752	—
(1,540)	U.S. Treasury Bonds	(384,326,250)	(384,323,016)	6/14/21	—	(3,234)
(3,089)	U.S. Treasury Bonds	(770,203,538)	(769,106,261)	12/13/21	—	(1,097,277)
(562)	U.S. Treasury Bonds	(86,881,687)	(90,584,661)	6/21/21	3,702,973	—
4,297	U.S. Treasury Notes	530,243,088	534,084,060	6/30/21	—	(3,840,972)
662	U.S. Treasury Ultra Bonds	119,966,813	126,639,433	6/21/21	—	(6,672,620)
Total Futures Contracts					$4,210,725	$(13,321,462)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/
Protection Sold
CDX.NA.IG.34- Quarterly[3]	47,217,000	(1.00%)	6/20/25	$871,048	$(535,895)	$1,406,943	$—
CDX.NA.IG.36- Quarterly[3]	362,314,000	(1.00%)	6/20/26	8,522,929	7,905,772	617,157	—
Total CDS Contracts					$7,369,877	$2,024,100	$0
LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
10 yr IRS-Semiannual/Quarterly	50,500,000	0.71%	(1.00%)[4]	5/20/30	$4,190,721	$(187,813)	$4,378,534	$—
25 yr IRS-Annual	10,300,000	0.56%	(1.00%)[5]	7/20/45	2,771,032	272,910	2,498,122	—
25 yr IRS-Annual	14,350,000	0.74%	(1.00%)[6]	8/19/45	3,294,545	—	3,294,545	—
25 yr IRS-Semiannual/Quarterly	6,046,000	0.80%	(1.00%)[4]	11/15/45	1,655,519	34,287	1,621,232	—
27 yr IRS-Semiannual/Quarterly	32,199,000	1.00%	(0.19%)[4]	2/15/47	7,910,239	381,717	7,528,522	—
27 yr IRS-Semiannual/Quarterly	6,306,000	1.20%	(1.00%)[4]	2/15/47	1,286,100	34,207	1,251,893	—
27 yr IRS-Semiannual/Quarterly	3,077,000	1.23%	(1.00%)[4]	2/15/47	611,504	2,760	608,744	—
27 yr IRS-Semiannual/Quarterly	5,518,000	1.60%	(1.00%)[4]	2/15/47	674,010	30,033	643,977	—
27 yr IRS-Semiannual/Quarterly	24,229,000	2.00%	(1.00%)[4]	2/15/47	1,059,616	(11,561)	1,071,177	—
30 yr IRS-Semiannual/Quarterly	3,367,000	1.20%	(1.00%)[4]	10/7/50	749,700	(1,449)	751,149	—
5 yr IRS-Semiannual/Quarterly	122,624,000	(1.10%)	1.00%[4]	12/18/25	(1,065,866)	—	—	(1,065,866)
7 yr IRS-Annual	62,071,000	0.26%	(1.00%)[7]	5/15/27	3,018,033	(185,527)	3,203,560	—
7 yr IRS-Semiannual/Quarterly	20,990,000	0.45%	(1.00%)[4]	5/15/27	1,025,862	(40,721)	1,066,583	—
7 yr IRS-Semiannual/Quarterly	28,844,000	0.78%	(1.00%)[4]	11/15/27	1,114,643	70,187	1,044,456	—
8 yr IRS-Semiannual/Quarterly	36,175,000	1.25%	(1.00%)[4]	2/15/28	505,813	57,709	448,104	—
8 yr IRS-Semiannual/Quarterly	28,523,000	1.35%	(1.00%)[4]	2/15/28	215,162	27,744	187,418	—
Total IRS Contracts						$484,483	$29,598,016	$(1,065,866)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2021.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Rate resets based on LIBOR03M.
[5] Rate resets based on LIBOR12M.
[6] Rate resets based on SOFR01-Secured Overnight Financing Rate.
[7] Rate resets based on FEDLO1–Federal Funds Rate.

Summary of Abbreviations:
BB–Barclays Bank
BNP–BNP Paribas
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
PC–Participation Certificate
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
TBA–To be announced
USD–United States Dollar
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP Western Asset Core Bond Fund–23

LVIP Western Asset Core Bond Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Western Asset Core Bond Fund–24

LVIP Western Asset Core Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$16,342,193	$—	$16,342,193
Agency Commercial Mortgage-Backed Securities	—	11,207,159	—	11,207,159
Agency Mortgage-Backed Securities	—	638,581,176	—	638,581,176
Corporate Bonds	—	796,220,334	—	796,220,334
Non-Agency Asset-Backed Securities	—	133,097,703	—	133,097,703
Non-Agency Collateralized Mortgage Obligations	—	74,002,170	—	74,002,170
Non-Agency Commercial Mortgage-Backed Securities	—	94,832,092	—	94,832,092
Regional Bonds	—	3,462,613	—	3,462,613
Sovereign Bonds	—	113,532,780	—	113,532,780
Supranational Bank	—	477,002	—	477,002
U.S. Treasury Obligations	—	403,820,063	—	403,820,063
Money Market Fund	99,011,299	—	—	99,011,299
Short-Term Investment	—	100,460,987	—	100,460,987
Total Investments	$99,011,299	$2,386,036,272	$—	$2,485,047,571
Derivatives:

Assets:
Futures Contracts	$4,210,725	$—	$—	$4,210,725
Swap Contracts	$—	$31,622,116	$—	$31,622,116
Liabilities:
Futures Contracts	$(13,321,462)	$—	$—	$(13,321,462)
Swap Contract	$—	$(1,065,866)	$—	$(1,065,866)
Options Written	$(319,891)	$—	$—	$(319,891)
There were no Level 3 investments at the beginning or end of the period.
LVIP Western Asset Core Bond Fund–25